Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Independent Foreclosure Review (IFR) Programs [Member]	Dec. 31, 2012 Private Forward Repurchase Transaction [Member]	Dec. 31, 2011 Private Forward Repurchase Transaction [Member]	Mar. 31, 2013 Private Forward Repurchase Transaction [Member] Scenario, Forecast [Member]
Supplemental cash flow information - Noncash activities
Transfers from trading assets to securities available for sale	$ 0	$ 47	$ 0
Transfers from loans to securities available for sale	921	2,822	3,476
Trading assets retained from securitizations of MHFS	85,108	61,599	19,815
Capitalization of MSRs from sale of MHFS	4,988	4,089	4,570
Transfers from MHFS to foreclosed assets	223	224	262
Transfers from loans to MHFS	7,584	6,305	230
Transfers from loans to LHFS	143	129	1,313
Transfers from loans to foreclosed assets	9,016	9,315	8,699
Changes in consolidations (deconsolidations) of variable interest entities:
Trading assets	0	0	155
Securities available for sale	(40)	7	(7,590)
Loans	(245)	(599)	26,117
Other assets	0	0	212
Short-term borrowings	0	0	5,127
Long-term debt	(293)	(628)	13,613
Accrued expenses and other liabilities	0	0	(32)
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	0	0	440
Transfer from noncontrolling interests to long term debt	0	0	345
Consolidation of Reverse Mortgages Previously Sold:
Loans	0	5,483	0
Long-term debt	0	5,425	0
Summary Of Significant Accounting Policies Textuals [Abstract]
Forward Contract Indexed to Issuer's Equity, Contract Amount					$ 200
Common stock repurchased, shares					36,000,000	6,000,000	6,000,000
Settlement agreement, terms				In aggregate, the servicers have agreed to make direct, cash payments of $3.3 billion and to provide $5.2 billion in additional assistance, such as loan modifications, to consumers. Our portion of the cash settlement is $766 million, which is based on the proportionate share of Wells Fargo-serviced loans in the overall IFR population. We fully accrued the cash portion of the settlement in 2012, along with other remediation-related costs. We also committed to foreclosure prevention actions which include first and second lien modifications and short sales/deeds-in-lieu of foreclosure on $1.2 billion of loans. We anticipate meeting this commitment primarily through first lien modification and short sale activities. We are required to meet this commitment within two years of signing the agreement and we anticipate that we will be able to meet our commitment within the required timelines. This commitment did not result in any charge as we believe that this commitment is covered through the existing allowance for credit losses and the nonaccretable difference relating to the purchased credit-impaired loan portfolios.